Segment Reporting, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Assets [Abstract]
Cash and cash equivalents including restricted cash	$ 13,297	$ 22,222	$ 9,971	$ 11,629
Investments in unconsolidated joint ventures	7,114	7,881
Other fixed assets, net	505	505
Advances for asset acquisitions to related party	23,500	11,500
Assets	373,499	$ 333,609
Operating Segment [Member] | Tanker Segment [Member]
Assets [Abstract]
Assets	303,433
Operating Segment [Member] | Megayacht Segment [Member]
Assets [Abstract]
Assets	25,650
Reconciling Item [Member]
Assets [Abstract]
Cash and cash equivalents including restricted cash	13,297
Investments in unconsolidated joint ventures	7,114
Other fixed assets, net	$ 505